AMOUNT DUE TO RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
AMOUNT DUE TO RELATED PARTIES
Schedule of due to related parties
	As of March 31, 2022	As of December 31, 2021

Related parties payable	$541,298	$745,532
Director fee payable	468,000	360,000
	$1,009,298	$1,105,532

	As of December 31, 2021	As of December 31, 2020

Related parties payable	$745,532	$276,501
Related party loan	-	140,000
Director fee payable	360,000	-
	$1,105,532	$416,501